Business combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Business combinations

5. Business Combinations

APS Payments

On October 14, 2019, the Company acquired substantially all of the assets of APS Payments for $30.0 million in cash. In addition to the $30.0 million cash consideration, the APS selling equityholders may be entitled to a total of $30.0 million in three separate cash earnout payments (“APS Earnout”), dependent on the achievement of certain growth targets.

The following summarizes the preliminary purchase consideration paid to the selling members of APS Payments:

Cash consideration	$30,000,000
Contingent consideration (1)	18,580,549

Total purchase price	$48,580,549

(1)

Reflects the fair value of APS Earnout, to be paid to the selling members of APS, pursuant to the asset purchase agreement between APS and Repay Holdings, LLC (“APS Purchase Agreement”). The selling members of APS will have the contingent earnout right to receive a payment of up to $30.0 million in three separate payments, dependent on the achievement of certain growth targets, as defined in the APS Purchase Agreement, for the period commencing on October 12, 2019 and ending on December 31, 2020. As of March 31, 2020, the APS Earnout was $18.6 million, as a result of a $6.6 million measurement period adjustment to the preliminary valuation of $12.0 million, as of December 31, 2019.

The Company recorded a preliminary allocation of the purchase price to APS Payments’ tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the October 11, 2019 closing date. The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$—
Accounts receivable	1,963,177
Prepaid expenses and other current assets	67,158

Total current assets	2,030,335
Property, plant and equipment, net	159,553
Restricted cash	549,978
Identifiable intangible assets	21,500,000

Total identifiable assets acquired	24,239,866
Accounts payable	(1,101,706)
Accrued expenses	(19,018)

Net identifiable assets acquired	23,119,142
Goodwill	25,461,407

Total purchase price	$48,580,549

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.5	5
Trade names	0.5	Indefinite
Merchant relationships	20.5	9

	$21.5

Goodwill of $25.5 million, represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of APS Payments.

Ventanex

Upon closing the Ventanex acquisition, the Company acquired all of the ownership interests of CDT Technologies, LTD. Ventanex is an integrated payment solutions provider to consumer finance (including mortgage servicers) and business-to-business (“B2B”) healthcare verticals. The mortgage loan servicer and B2B healthcare verticals represent a material expansion of our existing focus. Ventanex’s focus on mortgage payments allowed the Company to expand its personal loan business. Further, the Ventanex acquisition accelerated the Company’s entry into the healthcare payments vertical.

Under the terms of the securities purchase agreement between Repay Holdings, LLC and the direct and indirect owners of CDT Technologies, LTD. (“Ventanex Purchase Agreement”), the aggregate consideration paid at closing by the Company was approximately $36 million in cash. In addition to the closing consideration, the Ventanex Purchase Agreement contains a performance-based earnout, which was based on future results of the acquired business, (the “Ventanex Earnout Payment”) and could result in an additional payment to the former owners of Ventanex of up to $14 million. The Ventanex acquisition was financed with a combination of cash on hand and committed borrowing capacity under the Company’s existing credit facility. The Ventanex Purchase Agreement contains customary representations, warranties and covenants by REPAY and the former owners of Ventanex, as well as a customary post-closing adjustment provision relating to working capital and similar items.

The following summarizes the preliminary purchase consideration paid to the selling members of Ventanex:

Cash consideration	$36,000,000
Contingent consideration (1)	10,800,000

Total purchase price	$46,800,000

(1)

Reflects the fair value of the Ventanex Earnout Payment, the contingent consideration to be paid to the selling members of Ventanex, pursuant to the Ventanex Purchase Agreement as of March 31, 2020. The selling partners of Ventanex will have the contingent earn-out right to receive a payment of up to $14.0 million dependent upon the Gross Profit, as defined in the Ventanex Purchase Agreement, for the years ended December 31, 2020 and 2021.

The Company recorded a preliminary allocation of the purchase price to Ventanex’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the February 10, 2020 closing date. The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$50,663
Accounts receivable	1,376,539
Prepaid expenses and other current assets	180,514

Total current assets	1,607,716
Property, plant and equipment, net	137,833
Restricted cash	428,313
Identifiable intangible assets	29,690,000

Total identifiable assets acquired	31,863,862
Accounts payable	(152,035)
Accrued expenses	(373,159)

Net identifiable assets acquired	31,338,668
Goodwill	15,461,332

Total purchase price	$46,800,000

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.1	5
Trade names	0.5	Indefinite
Developed technology	4.4	3
Merchant relationships	24.7	10

	$29.7

Goodwill of $15.5 million, represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Ventanex.

The Company incurred transaction expenses of $1.0 million for the three months ended March 31, 2020, related to the Ventanex acquisition. Since the date of the acquisition, Ventanex has contributed $1.9 million to revenue and $0.1 million in net income to the Company’s unaudited consolidated statement of operations.

Pro Forma Financial Information (Unaudited)

The supplemental condensed consolidated results of the Company on an unaudited pro forma basis give effect to the TriSource, APS and Ventanex acquisitions as if the transactions had occurred on January 1, 2019. The unaudited pro forma information reflects adjustments for the issuance of the Company’s common stock, debt incurred in connection with the transactions, the impact of the fair value of intangible assets acquired and related amortization and other adjustments the Company believes are reasonable for the pro forma presentation. In addition, the pro forma earnings exclude acquisition-related costs.

	Pro Forma Three Months Ended March 31, 2020	Pro Forma Three Months Ended March 31, 2019
Revenue	$41,756,312	$35,671,770
Net loss	(4,585,192)	(7,220,058)
Net loss attributable to non-controlling interests	(2,126,185)	(2,620,317)
Net loss attributable to the Company	(2,459,007)	(4,599,740)
Loss per Class A share — basic and diluted	$(0.07)	$(0.14)

5. Business combinations

Hawk Parent Holdings LLC

Thunder Bridge and Hawk Parent entered into the Merger Agreement effective as of January 21, 2019 and announced consummation of the transactions contemplated by the Merger Agreement on July 11, 2019. Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the Closing, (a) Thunder Bridge effected the domestication to become a Delaware corporation and (b) a wholly-owned subsidiary of Thunder Bridge merged with and into Hawk Parent, with Hawk Parent continuing as the surviving entity and becoming a subsidiary of the Company (with Thunder Bridge receiving membership interests in Hawk Parent as the surviving entity and becoming the managing member of the surviving entity). At the effective time of the Business Combination, Thunder Bridge changed its corporate name to “Repay Holdings Corporation” and all outstanding securities of Hawk Parent converted into the right to receive the consideration specified in the Merger Agreement.

Each member of Hawk Parent received in exchange for their limited liability interests (i) one share of Class V common stock of the Company and (ii) a pro rata share of (A) non-voting limited liability units of Hawk Parent as the surviving entity, referred to as Post-Merger Repay Units, (B) certain cash consideration, and (C) the contingent right to receive certain additional Post-Merger Repay Units issued as an earn-out under the Merger Agreement after the Closing (“Earn-Out Units”). Shares of Class A common stock of the Company will provide the holder with voting and economic rights with respect to the Company as a holder of common stock. Each share of Class V common stock of the Company entitles the holder to vote as a stockholder of the Company, with the number of votes equal to the number of Post-Merger Repay Units held by the holder but provides no economic rights to the holder. At any time after the six month anniversary of the Closing, pursuant to the terms of the Exchange Agreement, each holder of a Post-Merger Repay Unit will be entitled to exchange such unit for one share of Class A common stock of the Company.

The amount of cash consideration paid to selling Hawk Parent members at the Closing was equal to the following: (i) the total cash and cash equivalents of Thunder Bridge (including funds in its trust account after the redemption of its public stockholders and the proceeds of any debt or equity financing), minus (ii) the amount of Thunder Bridge’s unpaid expenses and obligations, plus (iii) the cash and cash equivalents of Hawk Parent as of immediately prior to the effective time of the Business Combination (excluding restricted cash), minus (iv) the amount of unpaid transaction expenses of Hawk Parent as of the Closing, minus (v) the amount of the indebtedness and other debt-like items of Hawk Parent and its subsidiaries as of the Closing, minus (vi) the amount of change of control and similar payments payable to employees of Hawk Parent in connection with the Business Combination, minus (vii) an amount of cash reserves equal to $10,000,000, minus (viii) a cash escrow of $150,000, minus (ix) an amount equal to $2,000,000 to be held by a representative of the selling Hawk Parent members, minus (x) the cash payment required in connection with the Warrant Amendment, minus (xi) an amount required to be deposited on the balance sheet of Hawk Parent in connection with the Business Combination.

Pursuant to a Tax Receivable Agreement (“TRA”) between the Company and the selling Hawk Parent members, the Company will pay to exchanging holders of Post-Merger Repay Units 100% of the tax savings that the Company realizes as a result of increases in tax basis in the Company’s assets as a result of the exchange of the Post-Merger Repay Units for shares of Class A common stock pursuant to the Exchange Agreement between the Company and the Class A unit holders of Hawk Parent Holdings LLC, excluding the Company, dated as of July 11, 2019, and certain other tax attributes of Repay and tax benefits related to entering into the TRA, including tax benefits attributable to payments under the TRA.

Hawk Parent constitutes a business, with inputs, processes, and outputs. Accordingly, the Business Combination constitutes the acquisition of a business for purposes of ASC 805 and, due to the changes in control from the Business Combination, is accounted for using the acquisition method. Under the acquisition method, the acquisition date fair value of the gross consideration paid by Thunder Bridge to close the Business Combination was allocated to the assets acquired and the liabilities assumed based on their estimated fair values.

The following summarizes the preliminary purchase consideration paid to the selling members of Hawk Parent:

Cash Consideration	$260,811,062
Unit Consideration (1)	220,452,964
Contingent consideration (2)	12,300,000
Tax receivable agreement liability (3)	65,537,761
Net working capital adjustment	(396,737)

Total purchase price	$558,705,050

(1)	The Company issued 22,045,297 shares of Post-Merger Repay Units valued at $10.00 per share as of July 11, 2019.
(2)

Reflects the fair value of Earn-Out Units, the contingent consideration paid to the selling members of Hawk Parent, pursuant to the Merger Agreement. The Company reflected this as noncontrolling interests on its balance sheet. The Repay Unitholders received 7,500,000 Earn-Out Units based on the stock price of the Company.

(3)

Represents liability with an estimated fair value of $65.5 million as a result of the TRA. If all the Post-Merger Repay Units are ultimately exchanged, the liability will significantly increase based on a variety of factors present at the time of exchange including, but not limited to, the market price at the time of the exchange. If the Company were to elect to terminate the Tax Receivable Agreement early, the Company would be required to make an immediate cash payment equal to the present value of the anticipated future tax benefits that are the subject of the Tax Receivable Agreement, which payment may be made significantly in advance of the actual realization, if any, of such future tax benefits.

The Company recorded an allocation of the purchase price to Hawk Parent’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the July 11, 2019 closing date. The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$11,281,078
Accounts receivable	10,593,867
Prepaid expenses and other current assets	890,745

Total current assets	22,765,690
Property, plant and equipment, net	1,167,872
Restricted cash	6,930,434
Identifiable intangible assets	301,000,000

Total identifiable assets acquired	331,863,996
Accounts payable	(4,206,413)
Accrued expenses	(8,831,363)
Accrued employee payments	(6,501,123)
Other liabilities	(16,864)
Repay debt assumed	(93,514,583)

Net identifiable assets acquired	218,793,650
Goodwill	339,911,400

Total purchase price	$558,705,050

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$3.0	2
Trade names	20.0	Indefinite
Developed technology	65.0	3
Merchant relationships	210.0	10
Channel relationships	3.0	10

	$301.0

Goodwill, $339.9 million, represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Hawk Parent.

The Successor incurred $1.6 million of transaction expenses related to the Business Combination, from July 11, 2019 to December 31, 2019. The Predecessor incurred $34.7 million of transaction expenses from January 1 to July 10, 2019. Thunder Bridge incurred $16.2 million of transaction expenses, not reported in the Predecessor consolidated statement of operations, directly related to the Business Combination for the period from January 1, 2019 to July 10, 2019.

TriSource Solutions, LLC

On August 13, 2019, the Company acquired all of the ownership interests of TriSource Solutions, LLC. Under the terms of the Securities Purchase Agreement, between Repay Holdings, LLC and the direct and indirect owners of TriSource Solutions, LLC, as of August 13, 2019, the aggregate consideration paid at closing by Repay was approximately $60.2 million in cash. In addition to the closing consideration, the TriSource Purchase Agreement contains a performance based earnout based on future results of the acquired business, which could result in an additional payment to the former owners of TriSource of up to $5.0 million. The TriSource Acquisition was financed with a combination of cash on hand and committed borrowing capacity under the Company’s existing credit facility. The TriSource Purchase Agreement contains customary representations, warranties and covenants by the Company and the former owners of TriSource, as well as a customary post-closing adjustment provision relating to working capital and similar items.

The following summarizes the preliminary purchase consideration paid to the selling members of TriSource:

Cash Consideration	$60,235,090
Contingent consideration (1)	2,250,000

Total purchase price	$62,485,090

(1)

Reflects the fair value of Earn-Out Payment, the contingent consideration to be paid to the selling members of TriSource, pursuant to the TriSource Purchase Agreement. The selling members of TriSource will have the contingent earnout right to receive a payment of up to $5.0 million dependent upon the Gross Profit, as defined in the TriSource Purchase Agreement, for the period commencing on July 1, 2019 and ending on June 30, 2020.

The Company recorded a preliminary allocation of the purchase price to TriSource’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the August 13, 2019 closing date. The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$383,236
Accounts receivable	2,290,441
Prepaid expenses and other current assets	95,763

Total current assets	2,769,440
Property, plant and equipment, net	215,739
Restricted cash	509,019
Identifiable intangible assets	30,500,000

Total identifiable assets acquired	33,994,198
Accounts payable	(1,621,252)
Accrued expenses	(756,117)

Net identifiable assets acquired	31,616,829
Goodwill	30,868,261

Total purchase price	$62,485,090

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.4	2
Trade names	0.7	Indefinite
Developed technology	3.9	3
Merchant relationships	25.5	10

	$30.5

Goodwill, $30.9 million, represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of TriSource.

The Company incurred transaction expenses of $1.3 million from July 11, 2019 to December 31, 2019, related to the TriSource Acquisition. Since the date of the acquisition, TriSource has contributed $9.2 million to revenue and $1.1 million in net income to the Company’s consolidated statement of operations.

APS Payments

On October 14, 2019, the Company acquired substantially all of the assets of APS Payments for $30.0 million in cash. In addition to the $30.0 million cash consideration, the APS selling equityholders may be entitled to a total of $30.0 million in three separate cash earnout payments, dependent on the achievement of certain growth targets.

The following summarizes the preliminary purchase consideration paid to the selling members of APS Payments:

Cash Consideration	$30,000,000
Contingent consideration (1)	12,000,000

Total purchase price	$42,000,000

(1)

Reflects the fair value of Earn-Out Payment, the contingent consideration to be paid to the selling members of APS Payments, pursuant to the APS Payments Purchase Agreement. The selling members of APS Payments will have the contingent earnout right to receive a payment of up to $30.0 million dependent on the achievement of certain growth targets, as defined in the APS Payments Purchase Agreement, for the period commencing on October 12, 2019 and ending on December 31, 2020.

The Company recorded a preliminary allocation of the purchase price to APS Payments’ tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the October 11, 2019 closing date. The preliminary purchase price allocation is as follows:

Cash and cash equivalents	$—
Accounts receivable	1,963,177
Prepaid expenses and other current assets	67,158

Total current assets	2,030,335
Property, plant and equipment, net	159,553
Restricted cash	549,978
Identifiable intangible assets	21,500,000

Total identifiable assets acquired	24,239,865
Accounts payable	(1,101,706)
Accrued expenses	(19,018)

Net identifiable assets acquired	23,119,142
Goodwill	18,880,858

Total purchase price	$42,000,000

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows:

	Fair Value	Useful life
Identifiable intangible assets	(in millions)	(in years)
Non-compete agreements	$0.5	2
Trade names	0.5	Indefinite
Merchant relationships	20.5	10

	$21.5

Goodwill, $18.9 million, represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of APS Payments.

The Company incurred transaction expenses of $1.0 million from July 11, 2019 to December 31, 2019, related to the APS Payments Acquisition. Since the date of the acquisition, APS Payments has contributed $3.2 million to revenue and $0.8 million in net income to the Company’s consolidated statement of operations.

Pro Forma Financial Information (Unaudited)

The supplemental condensed consolidated results of the Company on an unaudited pro forma basis give effect to the Hawk Parent Business Combination, TriSource Acquisition and APS Payments Acquisition as if the transactions had occurred on January 1, 2017. The unaudited pro forma information reflects adjustments for the issuance of the Company’s common stock, debt incurred in connection with the transactions, impact of the fair value of intangible assets acquired and related amortization and other adjustments the Company believes are reasonable for the pro forma presentation. In addition, the pro forma earnings exclude acquisition-related costs.

	Pro Forma Year Ended December 31, 2019	Pro Forma Year Ended December 31, 2018	Pro Forma Year Ended December 31, 2017
Revenue	$131,262,214	$164,161,841	$124,938,611
Net loss	(45,496,385)	(32,428,157)	(83,166,080)
Net loss attributable to noncontrolling interests	(19,999,699)	(14,255,053)	(36,558,873)
Net loss attributable to the Company	(25,496,686)	(18,173,104)	(46,607,207)
Loss per Class A share — basic and diluted	$(0.70)	$(0.54)	$(1.39)